Nuance Mid Cap Value Fund
Schedule of Investments
1/31/2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 84.9%
Consumer Staples - 18.8%
Beiersdorf AG - ADR	8,701,095	$172,977,769
Calavo Growers, Inc.	672,624	27,853,360
Cal-Maine Foods, Inc. (a)	2,694,251	105,075,789
Clorox Co.	207,939	34,904,641
Henkel AG & Co. KGaA - ADR	2,040,794	40,468,945
Kimberly-Clark Corp.	1,150,605	158,380,778
Mission Produce, Inc. *	872,038	12,443,982
Sanderson Farms, Inc.	626,646	115,302,864
		667,408,128
Financials - 20.6%
Alleghany Corp. *	82,345	54,677,080
Chubb Ltd.	324,316	63,981,060
Everest Re Group, Ltd.	469,313	133,003,304
Hartford Financial Services Group Inc.	529,671	38,067,455
Independent Bank Corp.	110,748	9,341,594
Northern Trust Corp.	800,552	93,376,385
Reinsurance Group of America, Inc.	324,088	37,215,025
TowneBank	542,755	17,031,652
Travelers Companies, Inc.	1,169,690	194,379,084
UMB Financial Corp.	256,296	25,232,341
Valley National Bancorp	2,058,228	28,650,534
W.R. Berkley Corp.	422,135	35,670,408
		730,625,922
Healthcare - 19.2%
Baxter International, Inc.	1,969,544	168,277,839
Bioventus, Inc. - Class A *	538,236	7,013,215
Dentsply Sirona, Inc.	631,058	33,711,118
ICU Medical, Inc. *	246,438	52,580,012
Intersect ENT, Inc. *	344,407	9,436,752
NuVasive, Inc. *	170,673	8,876,703
Smith & Nephew - ADR	4,686,405	158,681,673
Universal Health Services, Inc. - Class B	832,595	108,287,306
Zimmer Biomet Holdings, Inc.	1,083,409	133,280,975
		680,145,593
Industrials - 3.1%
Aerojet Rocketdyne Holdings, Inc.	636,294	24,554,585
Mueller Water Products, Inc.- Class A	3,714,950	47,737,108
Northrop Grumman Corp.	66,109	24,453,719
Werner Enterprises, Inc.	340,226	15,170,677
		111,916,089
Information Technology - 0.5%
Amphenol Corp. - Class A	228,503	18,186,554
Materials - 2.7%
AptarGroup, Inc.	147,749	17,330,958
GCP Applied Technologies, Inc. *	2,469,381	78,773,254
		96,104,212
Real Estate - 9.9%
Boston Properties, Inc.	85,231	9,552,691
Cousins Properties, Inc.	908,459	35,030,179
Equity Commonwealth (a)*	6,954,740	181,101,430
Healthcare Realty Trust, Inc.	3,442,373	106,782,410
Monmouth Real Estate Investment Corp. - Class A	865,766	18,172,428
		350,639,138
Utilities - 10.1%
Avista Corp.	1,827,154	81,235,267
California Water Service Group	326,621	20,279,898
Essential Utilities, Inc.	338,159	16,481,869
IDACORP, Inc.	90,628	9,989,018
Pennon Group PLC	279,372	8,163,250
SJW Group (a)	1,511,813	104,103,443
United Utilities Group PLC - ADR	4,096,078	117,721,282
		357,974,027
Total Common Stocks
(Cost $2,813,364,720)		3,012,999,663

CONVERTIBLE PREFERRED STOCKS - 5.0%
Healthcare - 3.0%
Becton Dickinson and Co., Series A, 6.000%, 6/1/2023	2,015,874	106,155,925
Utilities - 2.0%
Essential Utilities, Inc., 6.000%, 4/30/2022	1,204,850	70,507,822
Total Convertible Preferred Stocks
(Cost $169,893,331)		176,663,747

PREFERRED STOCKS - 2.4%
Financials - 2.4%
MetLife, Inc., Series E, 5.625% (Call 06/15/2023 @ $25.00)	335,600	8,923,604
MetLife, Inc., Series F, 4.750% (Call 03/15/2025 @ $25.00)	675,362	17,005,615
US Bancorp, Series B, 3.500% (Call 04/18/2022 @ $25.00)	2,621,919	59,884,630
Total Preferred Stocks
(Cost $87,693,796)		85,813,849

SHORT-TERM INVESTMENT - 7.4%
First American Government Obligations Fund, Class X, 0.03%^
(Cost $262,932,556)	262,932,556	262,932,556

Total Investments - 99.7%
(Cost $3,333,884,403)		3,538,409,815
Other Assets and Liabilities, Net - 0.3%		11,549,719
Total Net Assets - 100.0%		$3,549,959,534

(a)	Represents an affiliated company as defined by the Investment Company Act of 1940.
*	Non-income producing security
^	The rate shown is the annualized seven day effective yield as of January 31, 2022.
ADR-	American Depositary Receipt

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of January 31, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks	$3,012,999,663	$-	$-	$3,012,999,663
Convertible Preferred Stocks	176,663,747	-	-	176,663,747
Preferred Stocks	85,813,849	-	-	85,813,849
Short-Term Investment	262,932,556	-	-	262,932,556
Total Investments	$3,538,409,815	$-	$-	$3,538,409,815

Refer to the Schedule of Investments for further information on the classification of investments.

Transaction with Affiliates- If the Fund's holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act.  The Fund conducted transactions during the period ended January 31, 2022, with affiliated companies as so defined:

	Beginning Value	Additions	Reductions	Ending Value
Cal-Maine Foods, Inc.	$102,198,131	$-	$(1,631,314)	105,075,789
Equity Commonwealth	208,540,771	7,629,818	(15,071,985)	181,101,430
SJW Group	103,525,475	2,148,102	(7,071,971)	104,103,443

	Dividend Income	Return of Capital	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Cal-Maine Foods, Inc.	$-	$-	$(219,154)	$4,728,126
Equity Commonwealth	-	-	(1,500,857)	(18,496,317)
SJW Group	1,630,524	-	(167,014)	5,668,851
	$1,630,524	$-	$(1,887,025)	$(8,099,340)